Schedule H, Line 4a - Schedule of Participant Contributions Default (Details) - EBP 002 [Member]	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Table]
EBP, Assets Held for Investment Subtotal	$ 189,305,981
EBP, Asset Held For Investment Participant Loan After Deemed Distribution	2,303,194
EBP, Asset Held for Investment	191,609,175
Nutrien Ltd. common stock [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	14,822,047
State Street Global Equity Index Non-Lending Series Fund Class C [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	1,572,134
State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	4,349,666
State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	4,523,886
State Street S&P 500 Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	24,326,207
StateStreet U.S. Bond Index Non-Lending Series Fund Class M [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	2,204,928
State Street Target Retirement 2025 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	16,351,187
State Street Target Retirement 2030 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	17,593,658
State Street Target Retirement 2035 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	13,197,047
State Street Target Retirement 2040 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	11,122,967
State Street Target Retirement 2045 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	17,323,827
State Street Target Retirement 2050 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	15,807,559
State Street Target Retirement 2055 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	7,855,992
State Street Target Retirement 2060 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	4,834,821
State Street Target Retirement 2065 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	382,046
State Street Target Retirement 2070 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	11,775,762
AQR U.S. Enhanced Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	7,795,051
Mawer International Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	673,656
Goldman Sachs Stable Value Collective Trust Institutional Series Class 1 [Member] | Goldman Sachs [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	8,015,110
Prudential Core Plus Bond Fund Class 6 [Member] | PGIM Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	3,734,225
DFA US Targeted Value Fund [Member] | DFA Investment Dimensions Group Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	582,574
T. Rowe Price Stable Return Fund Class R [Member] | T. Rowe Price Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	421,546
Fidelity Government Money Market Fund [Member] | Fidelity Management Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	36,363
Money market [Member] | Nutrien Stock Purchase Account [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	$ 3,722